46. Risk management (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest-earning assets:
Financial assets measured at fair value in income	R$ 3,839
Debt Instruments	3,839
Financial assets measured at fair value in profit or loss for trading	130,108
Debt Instruments	96,104
Equity Instruments	1,164
Derivatives	32,840
Financial assets not intended for trading Mandatory measured at the fair value of the result	439
Equity Instruments	439
Financial assets measured at fair value in other comprehensive income	134,110
Debt Instruments	134,038
Equity Instruments	72
Financial assets measured at fair value through profit or loss		R$ 20,722	R$ 158,923
Debt instruments		3,504	140,467
Trading derivatives		17,218	18,456
Financial Assets Held For Trading
Debt instruments
Trading derivatives
Available-For-Sale Financial Assets
Debt instruments
Other Financial Assets At Fair Value Through Profit Or Loss		47,795	34,691
Debt instruments		47,795	34,691
Investments Held to Maturity		10,633	9,731
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost		457,369
Non-Current Assets Held For Sale
Reserves from Brazilian Central Bank		69,663	70,103
Financial Assets Measured at Amortized Cost	611,509		387,758
Loans and Other Amounts with Credit Institutions	72,324
Loans and advances to customers	519,415
Debt Instruments	19,771
Loans and Receivables
Total	880,005	606,182	661,206
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	81,424
Derivatives	36,270
Short Positions	45,153
Financial liabilities at amortized cost	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	70,421
Customer deposits	383,372
Bonds and securities	65,925
Debt Instruments Eligible to Capital	13,120
Deposits from credit institutions		434,623	400,307
Subordinated Debts / Debt Instruments Eligible to Compose Capital		12,673	19,544
Marketable debt securities		85,657	93,372
Trading derivatives		20,239	18,726
Short positions		23,501	32,440
Total		576,693	564,389
Later than one month and not later than three months [member]
Interest-earning assets:
Financial assets measured at fair value in income
Debt Instruments
Financial assets measured at fair value in profit or loss for trading	16,028
Debt Instruments	3,873
Equity Instruments	1,164
Derivatives	10,992
Financial assets not intended for trading Mandatory measured at the fair value of the result	439
Equity Instruments	439
Financial assets measured at fair value in other comprehensive income	5,000
Debt Instruments	4,928
Equity Instruments	72
Financial assets measured at fair value through profit or loss		3,766	7,388
Debt instruments		46	5,361
Trading derivatives		3,720	2,027
Financial Assets Held For Trading
Debt instruments
Trading derivatives
Available-For-Sale Financial Assets
Debt instruments
Other Financial Assets At Fair Value Through Profit Or Loss		2,642	379
Debt instruments		2,642	379
Investments Held to Maturity		99	24
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost		32,417
Non-Current Assets Held For Sale
Reserves from Brazilian Central Bank		69,663	70,103
Financial Assets Measured at Amortized Cost	53,147		29,234
Loans and Other Amounts with Credit Institutions	24,638
Loans and advances to customers	28,424
Debt Instruments	85
Loans and Receivables
Total	74,615	108,587	107,128
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	55,313
Derivatives	10,160
Short Positions	45,153
Financial liabilities at amortized cost	176,223
Deposits from the Central Bank of Brazil and deposits from credit institutions	3,707
Customer deposits	165,171
Bonds and securities	7,345
Debt Instruments Eligible to Capital
Deposits from credit institutions		218,883	198,259
Subordinated Debts / Debt Instruments Eligible to Compose Capital			9,857
Marketable debt securities		3,697	13,395
Trading derivatives		4,597	1,104
Short positions		23,501	32,440
Total		250,678	255,055
31 to 180 days [member]
Interest-earning assets:
Financial assets measured at fair value in income	174
Debt Instruments	174
Financial assets measured at fair value in profit or loss for trading	19,211
Debt Instruments	12,513
Equity Instruments
Derivatives	6,698
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial assets measured at fair value in other comprehensive income	3,874
Debt Instruments	3,874
Equity Instruments
Financial assets measured at fair value through profit or loss		1,103	6,199
Debt instruments		15	5,236
Trading derivatives		1,088	963
Financial Assets Held For Trading
Debt instruments
Trading derivatives
Available-For-Sale Financial Assets
Debt instruments
Other Financial Assets At Fair Value Through Profit Or Loss		1,160	9,230
Debt instruments		1,160	9,230
Investments Held to Maturity		111	558
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost		89,335
Non-Current Assets Held For Sale
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	145,280		111,216
Loans and Other Amounts with Credit Institutions	40,579
Loans and advances to customers	102,379
Debt Instruments	2,321
Loans and Receivables
Total	168,538	91,709	127,203
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	7,878
Derivatives	7,878
Financial liabilities at amortized cost	101,111
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,039
Customer deposits	44,571
Bonds and securities	23,502
Debt Instruments Eligible to Capital
Deposits from credit institutions		61,461	46,926
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Marketable debt securities		26,096	21,343
Trading derivatives		1,621	1,370
Short positions
Total		89,178	69,639
181 to 365 days [member]
Interest-earning assets:
Financial assets measured at fair value in income	98
Debt Instruments	98
Financial assets measured at fair value in profit or loss for trading	5,763
Debt Instruments	4,046
Equity Instruments
Derivatives	1,717
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial assets measured at fair value in other comprehensive income	13,850
Debt Instruments	13,850
Equity Instruments
Financial assets measured at fair value through profit or loss		802	12,162
Debt instruments		205	8,443
Trading derivatives		597	3,719
Financial Assets Held For Trading
Debt instruments
Trading derivatives
Available-For-Sale Financial Assets
Debt instruments
Other Financial Assets At Fair Value Through Profit Or Loss		4,853	379
Debt instruments		4,853	379
Investments Held to Maturity		327	126
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost		65,395
Non-Current Assets Held For Sale
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	69,004		45,564
Loans and Other Amounts with Credit Institutions	2,901
Loans and advances to customers	64,194
Debt Instruments	1,909
Loans and Receivables
Total	88,715	71,377	58,231
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,088
Derivatives	2,088
Financial liabilities at amortized cost	93,103
Deposits from the Central Bank of Brazil and deposits from credit institutions	22,860
Customer deposits	62,606
Bonds and securities	7,637
Debt Instruments Eligible to Capital
Deposits from credit institutions		71,953	67,142
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Marketable debt securities		19,829	15,290
Trading derivatives		1,074	3,257
Short positions
Total		92,856	85,689
1 to 5 years [member]
Interest-earning assets:
Financial assets measured at fair value in income	667
Debt Instruments	667
Financial assets measured at fair value in profit or loss for trading	63,618
Debt Instruments	53,814
Equity Instruments
Derivatives	9,804
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial assets measured at fair value in other comprehensive income	75,849
Debt Instruments	75,849
Equity Instruments
Financial assets measured at fair value through profit or loss		8,894	80,590
Debt instruments		638	71,347
Trading derivatives		8,256	9,243
Financial Assets Held For Trading
Debt instruments
Trading derivatives
Available-For-Sale Financial Assets
Debt instruments
Other Financial Assets At Fair Value Through Profit Or Loss		23,638	18,666
Debt instruments		23,638	18,666
Investments Held to Maturity		4,066	3,904
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost		159,615
Non-Current Assets Held For Sale
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	208,295		116,107
Loans and Other Amounts with Credit Institutions	4,205
Loans and advances to customers	188,430
Debt Instruments	15,660
Loans and Receivables
Total	348,429	196,213	219,267
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	12,629
Derivatives	12,629
Financial liabilities at amortized cost	145,931
Deposits from the Central Bank of Brazil and deposits from credit institutions	8,014
Customer deposits	110,809
Bonds and securities	27,109
Debt Instruments Eligible to Capital
Deposits from credit institutions		79,666	79,161
Subordinated Debts / Debt Instruments Eligible to Compose Capital		12,673
Marketable debt securities		31,407	33,627
Trading derivatives		9,119	9,673
Short positions
Total		132,865	122,461
Above 5 Years [Member]
Interest-earning assets:
Financial assets measured at fair value in income	2,900
Debt Instruments	2,900
Financial assets measured at fair value in profit or loss for trading	25,489
Debt Instruments	21,859
Equity Instruments
Derivatives	3,629
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial assets measured at fair value in other comprehensive income	35,538
Debt Instruments	35,538
Equity Instruments
Financial assets measured at fair value through profit or loss		6,157	52,584
Debt instruments		2,600	50,080
Trading derivatives		3,557	2,504
Financial Assets Held For Trading
Debt instruments
Trading derivatives
Available-For-Sale Financial Assets
Debt instruments
Other Financial Assets At Fair Value Through Profit Or Loss		15,502	6,037
Debt instruments		15,502	6,037
Investments Held to Maturity		6,030	5,119
Non-Discounted Future Flows Except Derivatives - Financial assets at amortized cost		110,607
Non-Current Assets Held For Sale
Reserves from Brazilian Central Bank
Financial Assets Measured at Amortized Cost	135,783		85,637
Loans and Other Amounts with Credit Institutions
Loans and advances to customers	135,987
Debt Instruments	(205)
Loans and Receivables
Total	199,709	138,296	149,377
Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	3,515
Derivatives	3,515
Financial liabilities at amortized cost	16,471
Deposits from the Central Bank of Brazil and deposits from credit institutions	2,802
Customer deposits	215
Bonds and securities	333
Debt Instruments Eligible to Capital	R$ 13,120
Deposits from credit institutions		2,660	8,819
Subordinated Debts / Debt Instruments Eligible to Compose Capital			9,687
Marketable debt securities		4,628	9,717
Trading derivatives		3,828	3,322
Short positions
Total		R$ 11,116	R$ 31,545